Fair Value Measurements and Derivative Instruments (Long-term debt) (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Amount of the Hedged Liabilities	$ 715,234	$ 725,486
Cumulative amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Liabilities	$ (1,301)	$ (24,766)